ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of significant subsidiaries, variable interest entity and the significant subsidiaries of the VIE (Detail)	12 Months Ended
Sep. 30, 2019
QK365.com INC. (BVI) | Subsidiaries
Date of incorporation	Sep. 29, 2014
Place of incorporation	BVI
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
QingKe (China) Limited | Subsidiaries
Date of incorporation	Jul. 07, 2014
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Q&K Investment Consulting Co., Ltd. | Subsidiaries
Date of incorporation	Apr. 02, 2015
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd | Subsidiaries
Date of incorporation	May 13, 2019
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Shanghai Qingke E-Commerce Co., Ltd. | Variable Interest Entity
Date of incorporation	Aug. 02, 2013
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Shanghai Qingke Equipment Rental Co., Ltd. | Subsidiaries Vairable Interest Entity
Date of incorporation	Mar. 17, 2015
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Operating
Shanghai Qingke Public Rental Housing Leasing Management Co., Ltd. | Subsidiaries Vairable Interest Entity
Date of incorporation	Nov. 05, 2014
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Operating
Suzhou Qingke Information Technology Co., Ltd. | Subsidiaries Vairable Interest Entity
Date of incorporation	Apr. 03, 2014
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Operating